UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments:

Putnam VT Absolute Return 500 Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (21.2%)(a)
		Shares	Value

Advertising and marketing services (0.1%)

Omnicom Group, Inc.		240	$8,842

			8,842
Aerospace and defense (0.7%)

Huntington Ingalls Industries, Inc.(NON)		46	1,119

Lockheed Martin Corp.		298	21,647

Northrop Grumman Corp.		281	14,657

Raytheon Co.		373	15,245

Rockwell Collins, Inc.		217	11,449

			64,117
Airlines (0.2%)

Copa Holdings SA Class A (Panama)		100	6,127

Southwest Airlines Co.		1,009	8,112

			14,239
Banking (0.4%)

Bank of Hawaii Corp.		143	5,205

M&T Bank Corp.		167	11,673

New York Community Bancorp, Inc.		690	8,211

People's United Financial, Inc.		735	8,379

			33,468
Beverage (0.3%)

Dr. Pepper Snapple Group, Inc.		822	31,877

			31,877
Biotechnology (0.2%)

Biogen Idec, Inc.(NON)		190	17,699

			17,699
Broadcasting (0.1%)

Discovery Communications, Inc. Class A(NON)		168	6,320

			6,320
Cable television (0.1%)

IAC/InterActiveCorp.(NON)		314	12,419

			12,419
Chemicals (0.4%)

International Flavors & Fragrances, Inc.		120	6,746

PPG Industries, Inc.		140	9,892

Sherwin-Williams Co. (The)		114	8,472

Sigma-Aldrich Corp.		133	8,218

Valspar Corp.		169	5,274

			38,602
Commercial and consumer services (0.7%)

Ecolab, Inc.		213	10,414

Equifax, Inc.		248	7,624

Expedia, Inc.		298	7,674

Gartner, Inc.(NON)		199	6,939

Moody's Corp.		278	8,465

Priceline.com, Inc.(NON)		33	14,832

Verisk Analytics, Inc. Class A(NON)		273	9,492

			65,440
Communications equipment (0.1%)

Harris Corp.		308	10,525

			10,525
Computers (1.1%)

Apple, Inc.(NON)		180	68,613

Hewlett-Packard Co.		489	10,978

Micros Systems, Inc.(NON)		247	10,846

NetApp, Inc.(NON)		123	4,175

Solera Holdings, Inc.		216	10,908

			105,520
Conglomerates (0.1%)

AMETEK, Inc.		263	8,671

			8,671
Consumer (0.5%)

Kimberly-Clark Corp.		517	36,713

Scotts Miracle-Gro Co. (The) Class A		114	5,084

Tupperware Brands Corp.		109	5,858

			47,655
Containers (0.1%)

Ball Corp.		224	6,948

			6,948
Distribution (0.1%)

W.W. Grainger, Inc.		93	13,907

			13,907
Electric utilities (0.7%)

Alliant Energy Corp.		193	7,465

DPL, Inc.		237	7,143

DTE Energy Co.		217	10,637

Entergy Corp.		177	11,733

Pinnacle West Capital Corp.		182	7,815

Public Service Enterprise Group, Inc.		452	15,083

Westar Energy, Inc.		234	6,182

			66,058
Electronics (0.1%)

L-3 Communications Holdings, Inc.		167	10,349

QLogic Corp.(NON)		291	3,690

			14,039
Energy (oil field) (0.5%)

Core Laboratories NV (Netherlands)		99	8,893

Dresser-Rand Group, Inc.(NON)		200	8,106

FMC Technologies, Inc.(NON)		329	12,370

Oceaneering International, Inc.		242	8,552

Oil States International, Inc.(NON)		127	6,467

			44,388
Energy (other) (0.1%)

Covanta Holding Corp.		395	6,000

			6,000
Engineering and construction (0.1%)

KBR, Inc.		299	7,065

			7,065
Food (0.4%)

ConAgra Foods, Inc.		441	10,681

Corn Products International, Inc.		258	10,124

Hormel Foods Corp.		649	17,536

			38,341
Forest products and packaging (—%)

Sealed Air Corp.		268	4,476

			4,476
Health-care services (0.9%)

AmerisourceBergen Corp.		419	15,616

Cardinal Health, Inc.		435	18,218

Laboratory Corp. of America Holdings(NON)		153	12,095

Lincare Holdings, Inc.		274	6,165

McKesson Corp.		274	19,920

Pharmaceutical Product Development, Inc.		302	7,749

Warner Chilcott PLC Class A (Ireland)(NON)		483	6,907

			86,670
Insurance (1.9%)

ACE, Ltd.		328	19,877

Allied World Assurance Co. Holdings AG		118	6,338

Arch Capital Group, Ltd.(NON)		306	9,999

Aspen Insurance Holdings, Ltd.		230	5,299

Axis Capital Holdings, Ltd.		254	6,589

Berkshire Hathaway, Inc. Class B(NON)		504	35,805

Chubb Corp. (The)		316	18,957

Endurance Specialty Holdings, Ltd. (Bermuda)		151	5,157

Everest Re Group, Ltd.		111	8,811

PartnerRe, Ltd.		137	7,161

RenaissanceRe Holdings, Ltd.		129	8,230

Transatlantic Holdings, Inc.		155	7,521

Travelers Cos., Inc. (The)		402	19,589

Validus Holdings, Ltd.		269	6,703

W.R. Berkley Corp.		318	9,441

			175,477
Machinery (0.1%)

Roper Industries, Inc.		146	10,061

			10,061
Media (0.3%)

McGraw-Hill Cos., Inc. (The)		277	11,357

Viacom, Inc. Class B		355	13,753

			25,110
Medical technology (0.2%)

C.R. Bard, Inc.		143	12,518

Gen-Probe, Inc.(NON)		129	7,385

			19,903
Metals (0.2%)

Newmont Mining Corp.		279	17,549

			17,549
Natural gas utilities (0.2%)

AGL Resources, Inc.		165	6,722

Spectra Energy Corp.		417	10,229

			16,951
Oil and gas (1.9%)

Chevron Corp.		671	62,081

Exxon Mobil Corp.		1,176	85,413

HollyFrontier Corp.		338	8,862

Murphy Oil Corp.		234	10,333

Sunoco, Inc.		245	7,597

			174,286
Pharmaceuticals (1.1%)

Abbott Laboratories		809	41,372

Eli Lilly & Co.		815	30,131

Forest Laboratories, Inc.(NON)		420	12,932

Perrigo Co.		170	16,509

			100,944
Publishing (—%)

Washington Post Co. (The) Class B		12	3,924

			3,924
Real estate (0.6%)

Annaly Capital Management, Inc.(R)		826	13,736

Digital Realty Trust, Inc.(R)		184	10,149

Federal Realty Investment Trust(R)		126	10,384

Jones Lang LaSalle, Inc.		100	5,181

Rayonier, Inc.(R)		261	9,602

Realty Income Corp.(R)		261	8,415

			57,467
Restaurants (0.5%)

Brinker International, Inc.		200	4,184

Darden Restaurants, Inc.		160	6,840

Panera Bread Co. Class A(NON)		50	5,197

Starbucks Corp.		455	16,967

Yum! Brands, Inc.		290	14,323

			47,511
Retail (1.8%)

Advance Auto Parts, Inc.		104	6,042

Amazon.com, Inc.(NON)		150	32,435

AutoZone, Inc.(NON)		39	12,448

Big Lots, Inc.(NON)		156	5,433

Dollar Tree, Inc.(NON)		140	10,515

Herbalife, Ltd.		374	20,046

Kroger Co. (The)		461	10,124

MSC Industrial Direct Co., Inc.		110	6,211

PETsMART, Inc.		163	6,952

Safeway, Inc.		850	14,136

Target Corp.		329	16,134

Wal-Mart Stores, Inc.		431	22,369

Walgreen Co.		271	8,913

			171,758
Semiconductor (0.4%)

Analog Devices, Inc.		521	16,281

KLA-Tencor Corp.		137	5,244

Lam Research Corp.(NON)		124	4,710

Novellus Systems, Inc.(NON)		304	8,287

			34,522
Shipping (0.4%)

J. B. Hunt Transport Services, Inc.		231	8,344

United Parcel Service, Inc. Class B		418	26,397

			34,741
Software (1.1%)

Amdocs, Ltd. (United Kingdom)(NON)		496	13,452

BMC Software, Inc.(NON)		354	13,650

CA, Inc.		843	16,363

Intuit, Inc.(NON)		471	22,344

Microsoft Corp.		1,477	36,763

			102,572
Technology (0.2%)

Avago Technologies, Ltd.		558	18,286

			18,286
Technology services (1.1%)

Accenture PLC Class A		593	31,239

IBM Corp.		401	70,187

			101,426
Telecommunications (0.2%)

American Tower Corp. Class A(NON)		374	20,121

			20,121
Telephone (0.5%)

Verizon Communications, Inc.		1,200	44,160

			44,160
Textiles (0.1%)

Cintas Corp.		292	8,217

			8,217
Tobacco (0.5%)

Lorillard, Inc.		107	11,845

Philip Morris International, Inc.		596	37,178

			49,023
Transportation services (0.1%)

Landstar Systems, Inc.		148	5,855

			5,855

Total common stocks (cost $2,243,133)			$1,993,150

MORTGAGE-BACKED SECURITIES (16.2%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class ASB, 6.173s, 2051		$78,000	$84,670
Ser. 07-2, Class A2, 5.634s, 2049		57,872	58,408
Ser. 07-1, Class A3, 5.449s, 2049		34,000	35,247
Ser. 06-5, Class A2, 5.317s, 2047		77,978	78,430

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class E, 5.736s, 2036(F)		66,000	56,892
Ser. 05-C5, Class AJ, 5.1s, 2038		13,000	11,771

Federal Home Loan Mortgage Corp.
IFB Ser. 3859, Class SG, IO, 6.471s, 2039		126,989	20,814
IFB Ser. 3856, Class PS, IO, 6.371s, 2040		249,172	38,455
IFB Ser. 3861, Class PS, IO, 6.371s, 2037		479,836	74,524
IFB Ser. 3708, Class SA, IO, 6.221s, 2040		239,329	32,331
Ser. 3934, Class AS, IO, 4 1/2s, 2041(FWC)		192,000	38,820
Ser. 3934, Class BS, IO, 4 1/2s, 2041(FWC)		390,000	72,272

Federal National Mortgage Association IFB Ser. 11-101, Class BS, IO, 5.85s, 2039		230,000	35,655

GE Capital Commercial Mortgage Corp.
FRB Ser. 04-C3, Class B, 5.522s, 2039		82,000	82,138
Ser. 07-C1, Class AAB, 5.477s, 2049		82,000	85,319

GE Capital Commercial Mortgage Corp. 144A Ser. 03-C2, Class D, 5.326s, 2037		83,000	83,574

Government National Mortgage Association
IFB Ser. 10-85, Class SD, IO, 6.42s, 2038		116,917	18,543
IFB Ser. 11-11, Class PS, IO, 6.37s, 2040		95,925	16,050
IFB Ser. 10-31, Class HS, IO, 6.37s, 2039		170,968	27,593
IFB Ser. 10-42, Class CS, IO, 6.27s, 2040		88,194	14,309
IFB Ser. 10-53, Class SA, IO, 6.27s, 2039		441,904	70,669

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 07-CB19, Class ASB, 5.915s, 2049		80,000	85,036

LB-UBS Commercial Mortgage Trust
Ser. 03-C5, Class F, 4.843s, 2037		83,000	75,530
Ser. 03-C3, Class G, 4.392s, 2037		65,000	63,700

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032		81,000	84,689

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C26, Class APB, 5.997s, 2045		76,058	80,811
Ser. 07-C30, Class APB, 5.294s, 2043		81,000	85,064
Ser. 05-C17, Class B, 5.287s, 2042		10,000	8,888

Total mortgage-backed securities (cost $1,579,927)			$1,520,202

PURCHASED OPTIONS OUTSTANDING (4.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Dec-11/$132.00	$4,327	$4,165

SPDR S&P 500 ETF Trust (Put)	Mar-12/$102.00	3,008	19,823

SPDR S&P 500 ETF Trust (Put)	Feb-12/$97.00	2,945	13,709

SPDR S&P 500 ETF Trust (Put)	Jan-12/$112.00	2,854	24,639

SPDR S&P 500 ETF Trust (Put)	Dec-11/$108.00	3,140	18,316

SPDR S&P 500 ETF Trust (Put)	Nov-11/$114.00	2,993	20,123

SPDR S&P 500 ETF Trust (Put)	Oct-11/$112.00	2,823	11,374

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 14, 2026.	Sep-16/3.49	89,361	7,785

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 14, 2026.	Sep-16/3.49	89,361	5,736

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 3, 2022.	Aug-12/3.37	151,389	15,393

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 3, 2022.	Aug-12/3.37	151,389	1,429

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52	126,157	14,326

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36	126,157	12,738

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36	126,157	1,196

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52	126,157	961

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51	50,463	5,692

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51	50,463	384

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375	126,157	14,530

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375	126,157	916

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54	78,964	9,116

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25 2022.	Jul-12/3.54	78,964	565

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49	125,679	14,006

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49	125,679	954

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 26, 2022.	Mar-12/2.075	156,000	5,471

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 26, 2022.	Mar-12/2.075	156,000	2,994

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 23, 2014.	Mar-12/0.52	282,000	1,153

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 23, 2014.	Mar-12/0.52	282,000	282

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 24, 2022.	Feb-12/2.0525	156,000	5,162

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 24, 2022.	Feb-12/2.0525	156,000	2,694

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 3, 2014.	Feb-12/0.555	305,240	931

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 3, 2014.	Feb-12/0.555	305,240	354

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 25, 2022.	Jan-12/2.03	156,000	4,802

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 25, 2022.	Jan-12/2.03	156,000	2,337

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 5, 2014.	Jan-12/0.545	305,240	836

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 5, 2014.	Jan-12/0.545	305,240	299

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 4, 2014.	Dec-11/0.61	141,000	266

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 4, 2014.	Dec-11/0.61	141,000	224

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 3, 2014.	Dec-11/0.6075	152,000	307

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 3, 2014.	Dec-11/0.6075	152,000	234

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 28, 2021.	Dec-11/2.01	156,000	4,343

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 28, 2021.	Dec-11/2.01	156,000	1,899

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	56,652	15,949

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 23, 2013.	Dec-11/0.476	282,000	962

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 23, 2013.	Dec-11/0.476	282,000	130

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	56,652	76

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 21, 2013.	Dec-11/0.53	282,000	753

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 21, 2013.	Dec-11/0.53	282,000	223

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 19, 2021.	Dec-11/2.355	185,000	5,310

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 19,2021.	Dec-11/2.355	185,000	2,237

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 19, 2016.	Dec-11/1.3525	185,000	1,293

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 19, 2016.	Dec-11/1.3525	185,000	1,249

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 19, 2041.	Dec-11/0.745	228,000	912

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 19, 2041	Dec-11/0.745	228,000	440

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.035% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/4.035	207,492	57,336

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/2.99	274,437	23,157

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/2.99	274,437	7,569

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.035% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/4.035	207,492	228

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 5, 2013.	Dec-11/0.5325	305,240	705

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 5, 2013.	Dec-11/0.5325	305,240	217

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21	99,273	9,667

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November23, 2021.	Nov-11/3.21	99,273	30

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.11% versus the three month USD-LIBOR-BBA maturing November 22, 2014.	Nov-11/3.11	42,969	4,183

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.11% versus the three month USD-LIBOR-BBA maturing November 22, 2014.	Nov-11/3.11	42,969	596

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 17, 2021.	Nov-11/2.3175	185,000	4,488

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 17, 2021.	Nov-11/2.3175	185,000	1,598

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 17, 2016.	Nov-11/1.30	185,000	1,032

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 17, 2016.	Nov-11/1.30	185,000	879

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 17, 2014.	Nov-11/0.715	228,000	756

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 17, 2014	Nov-11/0.715	228,000	301

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 3, 2013.	Nov-11/0.5175	305,240	641

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 3, 2013.	Nov-11/0.5175	305,240	171

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17	86,501	8,309

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17	86,501	—

Total purchased options outstanding (cost $266,688)			$403,861

COMMODITY LINKED NOTES (1.7%)(a)
		Principal amount	Value

UBS AG/Jersey Branch144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Essence Index) (Jersey)		$158,000	$157,721

Total commodity Linked Notes (cost $158,000)			$157,721

INVESTMENT COMPANIES (0.6%)(a)
		Shares	Value

SPDR S&P 500 ETF Trust		531	$60,093

Total investment Companies (cost $66,469)			$60,093

SHORT-TERM INVESTMENTS (61.6%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)		778,081	$778,081

U.S. Treasury Bills with an effective yield of 0.125%, March 8, 2012(SEGSF)		$1,000,000	999,448

U.S. Treasury Bills with an effective yield of 0.085%, November 10, 2011(SEG)(SEGSF)		2,000,000	1,999,810

U.S. Treasury Bills with an effective yield of 0.069%, October 13, 2011		2,000,000	1,999,953

Total short-term investments (cost $5,777,292)			$5,777,292

TOTAL INVESTMENTS

Total investments (cost $10,091,509)(b)			$9,912,319

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $6,316,589) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/19/11	$145,460	$157,342	$(11,882)
	Brazilian Real	Buy	10/19/11	3,173	3,604	(431)
	British Pound	Buy	10/19/11	35,614	36,355	(741)
	Canadian Dollar	Buy	10/19/11	11,681	12,315	(634)
	Chilean Peso	Buy	10/19/11	3,463	3,880	(417)
	Czech Koruna	Sell	10/19/11	1,391	1,338	(53)
	Euro	Sell	10/19/11	18,383	18,675	292
	Hungarian Forint	Buy	10/19/11	3,661	4,059	(398)
	Japanese Yen	Sell	10/19/11	220,301	219,406	(895)
	Mexican Peso	Buy	10/19/11	4,615	5,197	(582)
	Norwegian Krone	Buy	10/19/11	50,273	54,490	(4,217)
	Russian Ruble	Buy	10/19/11	12	14	(2)
	Singapore Dollar	Sell	10/19/11	17,909	19,028	1,119
	South African Rand	Sell	10/19/11	6,455	7,242	787
	South Korean Won	Sell	10/19/11	40,537	44,327	3,790
	Swedish Krona	Sell	10/19/11	570	610	40
	Swiss Franc	Buy	10/19/11	26,184	27,595	(1,411)
	Taiwan Dollar	Sell	10/19/11	926	912	(14)
	Turkish Lira	Buy	10/19/11	2,524	2,661	(137)
Barclays Bank PLC
	Australian Dollar	Sell	10/19/11	56,460	60,714	4,254
	Brazilian Real	Sell	10/19/11	20,516	23,203	2,687
	British Pound	Buy	10/19/11	70,603	72,055	(1,452)
	Canadian Dollar	Buy	10/19/11	479	504	(25)
	Chilean Peso	Sell	10/19/11	10,000	11,174	1,174
	Czech Koruna	Sell	10/19/11	5,053	5,423	370
	Euro	Buy	10/19/11	104,396	109,458	(5,062)
	Hungarian Forint	Sell	10/19/11	20,585	22,754	2,169
	Indian Rupee	Sell	10/19/11	22,779	23,958	1,179
	Japanese Yen	Buy	10/19/11	51,022	50,761	261
	Malaysian Ringgit	Sell	10/19/11	10,581	11,222	641
	Mexican Peso	Sell	10/19/11	10,462	11,610	1,148
	New Zealand Dollar	Buy	10/19/11	6,634	7,235	(601)
	Norwegian Krone	Sell	10/19/11	16,968	17,479	511
	Philippines Peso	Buy	10/19/11	33,827	34,932	(1,104)
	Philippines Peso	Sell	10/19/11	33,827	33,410	(417)
	Polish Zloty	Sell	10/19/11	2,001	2,025	24
	Russian Ruble	Buy	10/19/11	12	13	(1)
	Singapore Dollar	Buy	10/19/11	35,282	38,092	(2,810)
	South Korean Won	Sell	10/19/11	23,366	25,546	2,180
	Swedish Krona	Sell	10/19/11	1,170	1,251	81
	Swiss Franc	Buy	10/19/11	26,957	28,262	(1,305)
	Taiwan Dollar	Sell	10/19/11	4,871	5,095	224
	Thai Baht	Buy	10/19/11	8,638	9,024	(386)
	Turkish Lira	Buy	10/19/11	6,767	7,135	(368)
Citibank, N.A.
	Australian Dollar	Sell	10/19/11	55,686	60,191	4,505
	Brazilian Real	Buy	10/19/11	9,571	10,864	(1,293)
	British Pound	Buy	10/19/11	53,265	54,325	(1,060)
	Canadian Dollar	Buy	10/19/11	22,022	23,232	(1,210)
	Chilean Peso	Sell	10/19/11	4,891	5,468	577
	Czech Koruna	Buy	10/19/11	6,411	6,819	(408)
	Euro	Sell	10/19/11	74,607	77,806	3,199
	Japanese Yen	Buy	10/19/11	35,172	35,017	155
	Mexican Peso	Sell	10/19/11	11,016	12,262	1,246
	Norwegian Krone	Sell	10/19/11	444	482	38
	Singapore Dollar	Sell	10/19/11	3,521	3,543	22
	South African Rand	Buy	10/19/11	24,882	27,952	(3,070)
	South Korean Won	Sell	10/19/11	16,881	18,485	1,604
	Swedish Krona	Sell	10/19/11	14,168	15,170	1,002
	Swiss Franc	Sell	10/19/11	221	233	12
	Taiwan Dollar	Sell	10/19/11	1,579	1,651	72
Credit Suisse AG
	Australian Dollar	Buy	10/19/11	102,171	111,313	(9,142)
	Brazilian Real	Buy	10/19/11	423	478	(55)
	British Pound	Sell	10/19/11	229,773	234,872	5,099
	Canadian Dollar	Buy	10/19/11	10,628	11,352	(724)
	Chilean Peso	Buy	10/19/11	45	50	(5)
	Czech Koruna	Buy	10/19/11	3,656	3,995	(339)
	Euro	Sell	10/19/11	35,291	36,456	1,165
	Hungarian Forint	Sell	10/19/11	6,184	6,483	299
	Japanese Yen	Buy	10/19/11	73,831	73,360	471
	Malaysian Ringgit	Buy	10/19/11	32,024	34,313	(2,289)
	Mexican Peso	Sell	10/19/11	13,680	15,035	1,355
	Norwegian Krone	Buy	10/19/11	38,550	41,634	(3,084)
	Polish Zloty	Buy	10/19/11	3,002	3,285	(283)
	Russian Ruble	Sell	10/19/11	161	175	14
	Singapore Dollar	Buy	10/19/11	2,526	2,556	(30)
	South African Rand	Sell	10/19/11	8,347	9,227	880
	South Korean Won	Sell	10/19/11	33,565	36,966	3,401
	Swedish Krona	Sell	10/19/11	1,740	1,863	123
	Swiss Franc	Sell	10/19/11	107,939	113,778	5,839
	Taiwan Dollar	Buy	10/19/11	860	970	(110)
	Turkish Lira	Sell	10/19/11	54	57	3
Deutsche Bank AG
	Australian Dollar	Sell	10/19/11	17,916	19,239	1,323
	British Pound	Sell	10/19/11	264,606	269,973	5,367
	Canadian Dollar	Sell	10/19/11	71,715	75,471	3,756
	Chilean Peso	Sell	10/19/11	4,879	5,469	590
	Czech Koruna	Sell	10/19/11	1,184	1,376	192
	Euro	Sell	10/19/11	28,581	29,572	991
	Hungarian Forint	Sell	10/19/11	14,336	15,861	1,525
	Malaysian Ringgit	Sell	10/19/11	13,993	14,788	795
	Mexican Peso	Sell	10/19/11	130	144	14
	Norwegian Krone	Sell	10/19/11	34,603	37,552	2,949
	Philippines Peso	Buy	10/19/11	6,074	5,978	96
	Philippines Peso	Sell	10/19/11	6,074	6,287	213
	Polish Zloty	Buy	10/19/11	7,974	9,294	(1,320)
	Singapore Dollar	Sell	10/19/11	3,444	3,484	40
	South Korean Won	Sell	10/19/11	23,102	25,269	2,167
	Swedish Krona	Sell	10/19/11	11,434	11,291	(143)
	Swiss Franc	Buy	10/19/11	35,906	37,840	(1,934)
	Taiwan Dollar	Sell	10/19/11	11,196	11,720	524
	Turkish Lira	Buy	10/19/11	2,417	2,546	(129)
Goldman Sachs International
	Australian Dollar	Sell	10/19/11	34,380	37,169	2,789
	British Pound	Buy	10/19/11	34,521	35,238	(717)
	Canadian Dollar	Sell	10/19/11	11,394	11,929	535
	Chilean Peso	Buy	10/19/11	3,450	3,864	(414)
	Euro	Sell	10/19/11	19,323	19,886	563
	Hungarian Forint	Buy	10/19/11	36,636	40,789	(4,153)
	Japanese Yen	Sell	10/19/11	54,059	53,740	(319)
	Norwegian Krone	Sell	10/19/11	23,342	25,320	1,978
	Polish Zloty	Buy	10/19/11	3,123	3,412	(289)
	South African Rand	Sell	10/19/11	9,596	10,760	1,164
	Swedish Krona	Sell	10/19/11	22,575	24,165	1,590
	Swiss Franc	Buy	10/19/11	37,674	39,656	(1,982)
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/19/11	56,170	60,725	4,555
	British Pound	Buy	10/19/11	35,614	36,335	(721)
	Euro	Buy	10/19/11	115,265	120,994	(5,729)
	Japanese Yen	Buy	10/19/11	24,815	24,672	143
	New Zealand Dollar	Buy	10/19/11	5,109	5,570	(461)
	Philippines Peso	Buy	10/19/11	6,071	5,964	107
	Philippines Peso	Sell	10/19/11	6,071	6,277	206
	Singapore Dollar	Sell	10/19/11	24,797	26,680	1,883
	South Korean Won	Buy	10/19/11	82,378	90,411	(8,033)
	Swiss Franc	Sell	10/19/11	3,977	6,269	2,292
	Taiwan Dollar	Sell	10/19/11	4,260	4,457	197
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	10/19/11	56,267	60,847	4,580
	Brazilian Real	Buy	10/19/11	687	776	(89)
	British Pound	Buy	10/19/11	83,256	84,708	(1,452)
	Canadian Dollar	Sell	10/19/11	52,661	55,634	2,973
	Chilean Peso	Buy	10/19/11	8,527	9,509	(982)
	Czech Koruna	Buy	10/19/11	49	289	(240)
	Euro	Sell	10/19/11	60,517	63,308	2,791
	Hungarian Forint	Sell	10/19/11	9,757	10,784	1,027
	Japanese Yen	Buy	10/19/11	60,061	59,666	395
	Malaysian Ringgit	Sell	10/19/11	14,024	14,773	749
	Mexican Peso	Sell	10/19/11	209	232	23
	New Zealand Dollar	Buy	10/19/11	9,913	10,809	(896)
	Norwegian Krone	Sell	10/19/11	11,893	13,090	1,197
	Polish Zloty	Sell	10/19/11	3,214	3,146	(68)
	Russian Ruble	Buy	10/19/11	12	13	(1)
	Singapore Dollar	Buy	10/19/11	48,140	52,035	(3,895)
	South African Rand	Sell	10/19/11	10,301	11,425	1,124
	South Korean Won	Sell	10/19/11	11,638	12,608	970
	Swedish Krona	Buy	10/19/11	11,712	12,538	(826)
	Swiss Franc	Buy	10/19/11	35,243	37,127	(1,884)
	Taiwan Dollar	Sell	10/19/11	4,497	4,622	125
	Thai Baht	Sell	10/19/11	9,416	9,646	230
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/19/11	66,338	71,223	4,885
	Brazilian Real	Sell	10/19/11	8,725	9,854	1,129
	British Pound	Buy	10/19/11	26,867	26,490	377
	Canadian Dollar	Buy	10/19/11	33,991	36,307	(2,316)
	Chilean Peso	Buy	10/19/11	4,941	5,530	(589)
	Czech Koruna	Buy	10/19/11	8,889	9,463	(574)
	Euro	Buy	10/19/11	4,965	5,926	(961)
	Hungarian Forint	Sell	10/19/11	14,431	15,620	1,189
	Indian Rupee	Buy	10/19/11	11,171	11,916	(745)
	Japanese Yen	Buy	10/19/11	25,899	25,742	157
	Malaysian Ringgit	Sell	10/19/11	26,577	28,292	1,715
	Mexican Peso	Buy	10/19/11	10,706	11,930	(1,224)
	New Zealand Dollar	Buy	10/19/11	76	83	(7)
	Norwegian Krone	Sell	10/19/11	25,649	27,864	2,215
	Polish Zloty	Buy	10/19/11	5,852	6,604	(752)
	Russian Ruble	Sell	10/19/11	158	172	14
	Singapore Dollar	Sell	10/19/11	18,751	20,124	1,373
	South African Rand	Buy	10/19/11	24,894	27,911	(3,017)
	South Korean Won	Sell	10/19/11	32,097	35,099	3,002
	Swedish Krona	Sell	10/19/11	3,670	3,936	266
	Swiss Franc	Sell	10/19/11	148,485	156,170	7,685
	Taiwan Dollar	Buy	10/19/11	10,963	11,490	(527)
	Turkish Lira	Sell	10/19/11	9,129	9,629	500
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/11	146,623	158,390	(11,767)
	Brazilian Real	Sell	10/19/11	30,246	34,286	4,040
	British Pound	Buy	10/19/11	82,006	84,097	(2,091)
	Canadian Dollar	Buy	10/19/11	32,746	34,847	(2,101)
	Czech Koruna	Sell	10/19/11	6,438	6,912	474
	Euro	Buy	10/19/11	23,751	24,942	(1,191)
	Hungarian Forint	Sell	10/19/11	20,575	22,729	2,154
	Indonesian Rupiah	Sell	10/19/11	3,598	3,347	(251)
	Japanese Yen	Buy	10/19/11	28,505	28,302	203
	Malaysian Ringgit	Buy	10/19/11	31,930	34,179	(2,249)
	Mexican Peso	Sell	10/19/11	3,175	3,480	305
	Norwegian Krone	Sell	10/19/11	35,064	38,021	2,957
	Philippines Peso	Buy	10/19/11	6,076	5,979	97
	Philippines Peso	Sell	10/19/11	6,076	6,284	208
	Polish Zloty	Sell	10/19/11	45,691	49,896	4,205
	Russian Ruble	Buy	10/19/11	12	13	(1)
	South African Rand	Sell	10/19/11	12,676	14,220	1,544
	South Korean Won	Buy	10/19/11	295	226	69
	Swedish Krona	Buy	10/19/11	44	47	(3)
	Swiss Franc	Buy	10/19/11	36,679	38,642	(1,963)
	Taiwan Dollar	Sell	10/19/11	14,859	15,546	687
	Thai Baht	Sell	10/19/11	7,867	8,079	212
	Turkish Lira	Sell	10/19/11	2,578	2,716	138
UBS AG
	Australian Dollar	Sell	10/19/11	62,658	66,187	3,529
	Brazilian Real	Buy	10/19/11	47,008	53,230	(6,222)
	British Pound	Buy	10/19/11	82,318	83,653	(1,335)
	Canadian Dollar	Sell	10/19/11	11,203	11,270	67
	Czech Koruna	Sell	10/19/11	5,036	5,515	479
	Euro	Sell	10/19/11	58,371	62,013	3,642
	Hungarian Forint	Buy	10/19/11	35,327	39,030	(3,703)
	Indian Rupee	Sell	10/19/11	11,360	12,022	662
	Japanese Yen	Sell	10/19/11	104,350	103,618	(732)
	Mexican Peso	Buy	10/19/11	12,939	14,364	(1,425)
	New Zealand Dollar	Sell	10/19/11	32,484	35,422	2,938
	Norwegian Krone	Buy	10/19/11	39,695	43,116	(3,421)
	Polish Zloty	Buy	10/19/11	5,912	6,830	(918)
	Russian Ruble	Sell	10/19/11	167	182	15
	Singapore Dollar	Sell	10/19/11	10,562	11,364	802
	South African Rand	Sell	10/19/11	12,268	13,762	1,494
	South Korean Won	Buy	10/19/11	85,034	92,851	(7,817)
	Swedish Krona	Sell	10/19/11	12,150	13,506	1,356
	Swiss Franc	Buy	10/19/11	36,900	38,878	(1,978)
	Taiwan Dollar	Buy	10/19/11	6,876	7,193	(317)
	Thai Baht	Buy	10/19/11	8,648	9,036	(388)
	Turkish Lira	Sell	10/19/11	107	113	6
Westpac Banking Corp.
	Australian Dollar	Sell	10/19/11	78,831	85,248	6,417
	British Pound	Buy	10/19/11	24,524	25,834	(1,310)
	Canadian Dollar	Sell	10/19/11	287	303	16
	Euro	Sell	10/19/11	5,367	5,722	355
	Japanese Yen	Buy	10/19/11	77,452	76,982	470
	New Zealand Dollar	Buy	10/19/11	10,828	11,800	(972)
	Norwegian Krone	Sell	10/19/11	24,299	26,595	2,296
	Swedish Krona	Buy	10/19/11	33,029	35,365	(2,336)
	Swiss Franc	Buy	10/19/11	23,643	24,906	(1,263)

Total						$13,494

FUTURES CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	1	$42,690	Dec-11	$(1,327)
S&P 500 Index E-Mini (Short)	2	112,600	Dec-11	6,721
S&P Mid Cap 400 Index E-Mini (Long)	4	311,560	Dec-11	(30,168)
U.S. Treasury Bond 20 yr (Long)	4	570,500	Dec-11	21,867
U.S. Treasury Note 10 yr (Short)	2	260,188	Dec-11	(941)

Total				$(3,848)

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $426,187) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

SPDR S&P 500 ETF Trust	17,818	Oct-11/128.00	2,316
SPDR S&P 500 ETF Trust (Put)	3,008	Mar-12/90.00	11,521
SPDR S&P 500 ETF Trust (Put)	2,945	Feb-12/85.00	7,604
SPDR S&P 500 ETF Trust (Put)	2,010	Dec-12/100.00	8,167
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 22, 2026.	295,474	Aug-16/3.625	17,669
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 22, 2026.	295,474	Aug-16/3.625	27,730
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 8, 2026.	53,754	Aug-16/5.35	1,438
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 8, 2026.	53,754	Aug-16/4.35	7,227
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 5, 2026.	71,477	Aug-16/4.28	3,064
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 5, 2026.	71,477	Aug-16/4.28	9,309
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 3, 2026.	80,526	Aug-16/4.68	2,835
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 3, 2026.	80,526	Aug-16/4.68	12,449
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.	67,105	Jul-16/4.67	2,369
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.	67,105	Jul-16/4.67	10,334
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.	67,105	Jul-16/4.80	2,221
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.	67,105	Jul-16/4.80	10,898
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.	26,842	Jul-16/4.80	888
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.	26,842	Jul-16/4.80	4,359
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.	67,105	Jul-16/4.815	2,201
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.	67,105	Jul-16/4.815	10,965
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.	42,002	Jul-16/4.79	1,430
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.	42,002	Jul-16/4.79	6,810
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.	66,851	Jul-16/4.74	2,325
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.	66,851	Jul-16/4.74	10,625
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 24, 2021.	468,449	Jun-16/4.61	8,812
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 24, 2021.	468,449	Jun-16/4.61	41,163
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 14, 2026.	212,304	Jun-16/4.77	6,927
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.78% versus the three month USD-LIBOR-BBA maturing June 14, 2026.	930,341	Jun-16/4.78	30,422
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 14, 2026.	212,304	Jun-16/4.77	34,109
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.78% versus the three month USD-LIBOR-BBA maturing June 14, 2026.	930,341	Jun-16/4.78	150,529
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	61,726	Jun-16/4.815	2,029
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	61,726	Jun-16/4.815	10,145
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 5, 2024.	49,758	Aug-14/4.20	1,288
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 5, 2024.	49,758	Aug-14/4.20	6,821
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.	41,465	Jul-14/4.19	1,074
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.	41,465	Jul-14/4.19	5,670
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	16,586	Jul-14/4.34	391
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	41,465	Jul-14/4.35	970
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	16,586	Jul-14/4.34	2,440
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	41,465	Jul-14/4.35	6,129
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.	41,465	Jul-14/4.3725	954
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.	41,465	Jul-14/4.375	6,199
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.	25,954	Jul-14/4.36	599
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.	25,954	Jul-14/4.36	3,860
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.	41,308	Jul-14/4.29	996
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.	41,308	Jul-14/4.29	5,941
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 15, 2022.	95,200	Aug-12/2.855	1,817
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 15, 2022.	95,200	Aug-12/2.855	6,116
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 14, 2022.	67,100	Aug-12/2.73	1,512
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 14, 2022.	67,100	Aug-12/2.73	3,768
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 14, 2016.	189,771	Dec-11/1.29	979
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 14, 2016.	189,771	Dec-11/1.29	1,543
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 1.26% versus the three month USD-LIBOR-BBA maturing November 22, 2016.	32,761	Nov-11/1.26	125
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 1.26% versus the three month USD-LIBOR-BBA maturing November 22, 2016.	32,761	Nov-11/1.26	226
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 16, 2041.	130,900	Nov-11/3.425	511
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 16, 2041.	130,900	Nov-11/3.425	20,134
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.	273,726	Oct-11/2.47	—
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.	273,726	Oct-11/1.97	9,331

Total			$550,284

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$2,063,100	$237	7/8/13	0.68%	3 month USD-LIBOR-BBA	$(6,172)
	230,200	—	9/23/13	3 month USD-LIBOR-BBA	0.45%	(552)
	209,000	—	9/26/13	3 month USD-LIBOR-BBA	0.5075%	(269)
	33,000	—	9/30/21	3 month USD-LIBOR-BBA	2.1825%	227
	135,000	—	8/9/13	0.553%	3 month USD-LIBOR-BBA	(25)
JPY	8,000,000	—	9/21/21	0.98375%	6 month JPY-LIBOR-BBA	352
Barclays Bank PLC
	$51,000	—	9/15/20	2.032%	3 month USD-LIBOR-BBA	(215)
	135,000	—	9/19/20	2.12%	3 month USD-LIBOR-BBA	(1,521)
	202,000	—	9/19/13	3 month USD-LIBOR-BBA	0.51%	(239)
	42,000	—	9/19/41	3 month USD-LIBOR-BBA	3.035%	3,043
	48,000	—	9/20/20	2.136%	3 month USD-LIBOR-BBA	(603)
	192,500	—	9/21/13	3 month USD-LIBOR-BBA	0.4925%	(301)
	319,300	—	9/22/13	0.4775%	3 month USD-LIBOR-BBA	598
	50,000	—	9/22/21	3 month USD-LIBOR-BBA	2.18%	363
	17,000	—	9/22/41	2.975%	3 month USD-LIBOR-BBA	(1,013)
	209,000	—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(276)
	286,000	—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(318)
	133,000	—	9/28/21	2.041%	3 month USD-LIBOR-BBA	799
	1,023,000	—	9/28/13	3 month USD-LIBOR-BBA	0.511043%	(1,298)
	45,000	—	9/29/41	3 month USD-LIBOR-BBA	2.857%	1,545
	41,000	—	9/29/21	3 month USD-LIBOR-BBA	2.155%	181
	346,000	—	9/30/13	3 month USD-LIBOR-BBA	0.53%	(314)
	38,000	—	9/30/21	2.165%	3 month USD-LIBOR-BBA	(200)
	433,000	—	9/30/16	1.25625%	3 month USD-LIBOR-BBA	(132)
	1,000	—	10/3/41	2.8175%	3 month USD-LIBOR-BBA	(26)
	115,000	—	10/3/13	3 month USD-LIBOR-BBA	0.543%	(78)
	32,000	—	10/4/21	2.089%	3 month USD-LIBOR-BBA	67
	381,000	—	6/28/21	3 month USD-LIBOR-BBA	3.042%	35,975
	30,000	—	6/28/41	3 month USD-LIBOR-BBA	3.88%	7,743
	100,000	—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	25,305
	200,000	—	6/30/13	0.66%	3 month USD-LIBOR-BBA	(686)
	200,000	—	6/30/14	3 month USD-LIBOR-BBA	3.92%	53,349
	204,000	—	7/8/13	0.6775%	3 month USD-LIBOR-BBA	(624)
	357,000	—	7/12/13	0.7225%	3 month USD-LIBOR-BBA	(1,398)
	21,000	—	7/12/41	4.0825%	3 month USD-LIBOR-BBA	(6,280)
	87,000	—	7/13/41	3.948%	3 month USD-LIBOR-BBA	(23,539)
	341,000	—	7/13/13	0.645%	3 month USD-LIBOR-BBA	(807)
	37,000	—	7/14/41	3.88%	3 month USD-LIBOR-BBA	(9,475)
	25,000	—	7/20/13	3 month USD-LIBOR-BBA	0.66%	64
	89,000	—	7/20/21	3.014%	3 month USD-LIBOR-BBA	(7,959)
	5,000	—	7/20/41	3.888%	3 month USD-LIBOR-BBA	(1,286)
	72,985	(1,124)	9/21/21	3 month USD-LIBOR-BBA	3.14%	5,869
	29,000	—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(2,683)
	496,900	(1,218)	7/22/20	2.86%	3 month USD-LIBOR-BBA	(40,097)
	18,000	—	7/25/21	3 month USD-LIBOR-BBA	3.126%	1,789
	39,000	—	7/25/41	3 month USD-LIBOR-BBA	3.97%	10,691
	222,000	—	7/28/13	3 month USD-LIBOR-BBA	0.635%	441
	22,000	—	7/28/41	3 month USD-LIBOR-BBA	3.9675%	6,014
	30,000	—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(2,782)
	112,000	—	8/2/13	0.6425%	3 month USD-LIBOR-BBA	(233)
	27,000	—	8/2/41	3.8925%	3 month USD-LIBOR-BBA	(6,942)
	28,000	—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	2,494
	171,000	—	8/3/13	0.5875%	3 month USD-LIBOR-BBA	(165)
	12,000	—	8/3/21	3 month USD-LIBOR-BBA	2.931%	968
	59,000	—	8/3/41	3.83375%	3 month USD-LIBOR-BBA	(14,433)
	82,000	—	8/4/41	3.6108%	3 month USD-LIBOR-BBA	(16,190)
	155,000	—	8/5/13	0.576%	3 month USD-LIBOR-BBA	(107)
	12,000	—	8/5/21	3 month USD-LIBOR-BBA	2.698%	707
	13,000	—	8/9/41	3.48375%	3 month USD-LIBOR-BBA	(2,213)
	57,000	—	8/9/41	3 month USD-LIBOR-BBA	3.49%	9,777
	22,000	—	8/9/21	2.711%	3 month USD-LIBOR-BBA	(1,316)
	11,000	—	8/9/41	3 month USD-LIBOR-BBA	3.575%	2,084
	4,000	—	8/17/41	3.343%	3 month USD-LIBOR-BBA	(559)
	74,000	—	8/17/13	3 month USD-LIBOR-BBA	0.45%	(148)
	6,000	—	8/17/21	3 month USD-LIBOR-BBA	2.39%	177
	397,700	1,158	8/17/21	3 month USD-LIBOR-BBA	2.4%	13,252
	9,000	—	8/23/21	2.215%	3 month USD-LIBOR-BBA	(116)
	125,000	—	8/31/21	2.348%	3 month USD-LIBOR-BBA	(3,087)
	81,000	—	8/31/13	0.509%	3 month USD-LIBOR-BBA	80
	106,000	—	9/6/20	2.231%	3 month USD-LIBOR-BBA	(2,290)
	22,000	—	9/6/41	3.2375%	3 month USD-LIBOR-BBA	(2,554)
	61,000	—	9/6/13	3 month USD-LIBOR-BBA	0.4925%	(85)
	228,000	—	9/6/21	2.3875%	3 month USD-LIBOR-BBA	(6,299)
	407,000	—	9/6/13	3 month USD-LIBOR-BBA	0.48875%	(600)
	79,000	—	9/8/21	3 month USD-LIBOR-BBA	2.17%	586
	79,000	—	9/8/21	3 month USD-LIBOR-BBA	2.18%	660
	21,000	—	9/8/41	3 month USD-LIBOR-BBA	2.958%	1,199
	709,000	—	9/8/13	0.52875%	3 month USD-LIBOR-BBA	500
	95,000	—	9/8/21	3 month USD-LIBOR-BBA	2.186%	846
	37,000	—	9/12/20	2.032%	3 month USD-LIBOR-BBA	(163)
	672,000	—	9/13/13	0.52%	3 month USD-LIBOR-BBA	608
	283,000	—	9/13/21	2.145%	3 month USD-LIBOR-BBA	(1,342)
	64,000	—	9/13/41	2.975%	3 month USD-LIBOR-BBA	(3,858)
	115,000	—	9/15/13	3 month USD-LIBOR-BBA	0.5275%	(92)
EUR	30,000	—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.532%	8
EUR	68,000	—	10/4/21	2.542%	6 month EUR-EURIBOR-REUTERS	(86)
GBP	43,000	—	9/26/21	6 month GBP-LIBOR-BBA	2.54%	(327)
Citibank, N.A.
	$12,000	—	9/23/21	2.136%	3 month USD-LIBOR-BBA	(38)
	3,000	—	9/23/13	3 month USD-LIBOR-BBA	0.459%	(7)
	2,472,000	(1,140)	9/26/13	0.49%	3 month USD-LIBOR-BBA	2,918
	7,400	(87)	9/26/21	3 month USD-LIBOR-BBA	2.09%	(97)
	370,000	—	9/30/18	3 month USD-LIBOR-BBA	1.73625%	913
	329,000	—	10/3/13	0.55625%	3 month USD-LIBOR-BBA	135
	279,750	—	10/3/20	3 month USD-LIBOR-BBA	2.04%	968
	253,500	—	10/3/21	2.159%	3 month USD-LIBOR-BBA	(1,120)
	16,000	—	10/3/41	3 month USD-LIBOR-BBA	2.804%	367
	5,943	—	7/27/21	3 month USD-LIBOR-BBA	3.06%	553
	2,377	—	7/28/21	3 month USD-LIBOR-BBA	3.04375%	218
	17,000	—	8/8/41	3.5825%	3 month USD-LIBOR-BBA	(3,249)
	26,000	—	8/8/41	3.517%	3 month USD-LIBOR-BBA	(4,610)
	135,000	—	8/9/13	0.5525%	3 month USD-LIBOR-BBA	(24)
SEK	407,000	—	9/19/21	2.675%	3 month SEK-STIBOR-SIDE	(1,012)
SEK	111,000	—	10/3/21	2.555%	3 month SEK-STIBOR-SIDE	(99)
SEK	112,000	—	10/4/21	2.5%	3 month SEK-STIBOR-SIDE	(18)
Credit Suisse International
	$236,000	—	9/20/13	0.52125%	3 month USD-LIBOR-BBA	224
	249,100	—	9/21/13	0.5%	3 month USD-LIBOR-BBA	348
	10,000	—	9/22/21	2.15125%	3 month USD-LIBOR-BBA	(46)
	320,000	—	9/29/13	3 month USD-LIBOR-BBA	0.52375%	(327)
	391,650	—	10/3/20	3 month USD-LIBOR-BBA	2.055%	1,849
	354,900	—	10/3/21	2.172%	3 month USD-LIBOR-BBA	(1,991)
	13,000	—	8/5/21	3 month USD-LIBOR-BBA	2.745%	822
	25,000	—	8/8/13	3 month USD-LIBOR-BBA	0.57375%	15
	135,000	—	8/9/13	0.5525%	3 month USD-LIBOR-BBA	(24)
	9,000	—	8/18/21	2.4055%	3 month USD-LIBOR-BBA	(278)
	9,000	—	8/18/41	3 month USD-LIBOR-BBA	3.3688%	1,307
	8,000	—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(667)
	350,300	—	8/31/13	3 month USD-LIBOR-BBA	0.493%	(459)
	1,043,500	—	8/31/13	3 month USD-LIBOR-BBA	0.5125%	(963)
	343,500	—	8/31/21	2.43125%	3 month USD-LIBOR-BBA	(11,129)
	79,000	—	9/8/21	3 month USD-LIBOR-BBA	2.17%	586
	36,000	—	9/14/41	2.944%	3 month USD-LIBOR-BBA	(1,933)
	55,000	—	9/14/13	3 month USD-LIBOR-BBA	0.53875%	(31)
CHF	62,000	—	9/28/21	6 month CHF-LIBOR-BBA	1.405%	(344)
Deutsche Bank AG
	$17,000	—	9/14/21	3 month USD-LIBOR-BBA	2.145%	79
	100,000	—	9/19/14	3 month USD-LIBOR-BBA	0.6625%	(188)
	251,000	—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(3,058)
	286,000	—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(315)
	41,000	—	9/29/21	3 month USD-LIBOR-BBA	2.165%	219
	33,000	—	9/30/21	3 month USD-LIBOR-BBA	2.1875%	242
	447,600	—	10/3/20	3 month USD-LIBOR-BBA	2.034%	1,325
	405,600	—	10/3/21	2.153%	3 month USD-LIBOR-BBA	(1,566)
	42,000	—	10/4/13	3 month USD-LIBOR-BBA	0.56125%	(14)
	240,200	128	7/18/14	3 month USD-LIBOR-BBA	0.96%	2,249
	29,000	—	7/21/21	3 month USD-LIBOR-BBA	3.057%	2,706
	396,000	—	7/27/13	0.6325%	3 month USD-LIBOR-BBA	(771)
	25,000	—	7/27/41	3.95%	3 month USD-LIBOR-BBA	(6,745)
	5,943	—	8/1/21	3 month USD-LIBOR-BBA	3.06375%	553
	13,367	—	8/5/21	2.698%	3 month USD-LIBOR-BBA	(788)
	5,161	—	8/8/20	2.547%	3 month USD-LIBOR-BBA	(261)
	22,000	—	8/8/21	3 month USD-LIBOR-BBA	2.645%	1,183
	135,000	—	8/9/13	0.5525%	3 month USD-LIBOR-BBA	(24)
	506,700	—	8/12/16	3 month USD-LIBOR-BBA	1.255%	1,524
	109,700	—	8/12/41	3.32%	3 month USD-LIBOR-BBA	(14,854)
	219,900	—	8/15/41	3.300791%	3 month USD-LIBOR-BBA	(28,832)
	66,300	—	8/16/21	3 month USD-LIBOR-BBA	2.4775%	2,496
	85,000	—	8/16/16	1.24%	3 month USD-LIBOR-BBA	(172)
	33,000	—	8/16/21	3 month USD-LIBOR-BBA	2.435%	1,113
	75,724	—	8/22/21	2.195%	3 month USD-LIBOR-BBA	(837)
	68,100	—	8/22/21	3 month USD-LIBOR-BBA	2.218%	898
	104,100	—	8/24/16	1.23%	3 month USD-LIBOR-BBA	(105)
	174,200	—	8/24/21	2.271%	3 month USD-LIBOR-BBA	(3,123)
	1,255,500	—	8/30/13	3 month USD-LIBOR-BBA	0.5075%	(1,296)
	324,400	—	8/30/21	2.4075%	3 month USD-LIBOR-BBA	(9,717)
	206,600	—	8/31/13	3 month USD-LIBOR-BBA	0.4925%	(273)
	173,900	—	9/12/13	3 month USD-LIBOR-BBA	0.5%	(225)
	123,900	—	9/12/21	3 month USD-LIBOR-BBA	2.2125%	1,365
	74,000	—	9/12/41	3.065%	3 month USD-LIBOR-BBA	(5,869)
	89,000	—	9/14/16	1.175%	3 month USD-LIBOR-BBA	268
Goldman Sachs International
	229,900	4,024	9/15/41	3 month USD-LIBOR-BBA	2.95%	16,638
	135,000	—	9/19/20	2.13375%	3 month USD-LIBOR-BBA	(1,676)
	202,000	—	9/19/13	3 month USD-LIBOR-BBA	0.515%	(215)
	42,000	—	9/19/41	3 month USD-LIBOR-BBA	3.05%	3,176
	4,000	—	9/20/41	3.065%	3 month USD-LIBOR-BBA	(315)
	240,000	—	6/8/18	2.52375%	3 month USD-LIBOR-BBA	(15,434)
	181,900	—	9/21/13	0.5%	3 month USD-LIBOR-BBA	254
	6,000	—	9/21/21	2.1875%	3 month USD-LIBOR-BBA	(48)
	231,700	—	9/22/13	0.478%	3 month USD-LIBOR-BBA	426
	201,200	—	9/23/13	3 month USD-LIBOR-BBA	0.4525%	(473)
	169,000	—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(221)
	128,000	—	9/26/21	3 month USD-LIBOR-BBA	1.93875%	(1,958)
	335,617	(12,200)	9/29/41	3 month USD-LIBOR-BBA	3.99%	79,273
	106,000	—	7/1/41	4.02625%	3 month USD-LIBOR-BBA	(30,543)
	30,000	—	9/28/41	2.69625%	3 month USD-LIBOR-BBA	(18)
	294,000	—	9/28/13	3 month USD-LIBOR-BBA	0.5125%	(364)
	38,000	—	9/29/21	3 month USD-LIBOR-BBA	2.15125%	155
	37,000	—	10/3/13	3 month USD-LIBOR-BBA	0.558%	(14)
	155,800	—	7/19/21	3 month USD-LIBOR-BBA	3.075%	14,825
	280,100	112	7/20/16	1.79%	3 month USD-LIBOR-BBA	(8,465)
	31,000	—	7/21/13	0.665%	3 month USD-LIBOR-BBA	(82)
	24,000	—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(2,249)
	26,000	—	7/21/41	3.935%	3 month USD-LIBOR-BBA	(6,945)
	5,000	—	7/25/13	3 month USD-LIBOR-BBA	0.65625%	12
	43,000	—	7/25/21	3 month USD-LIBOR-BBA	3.0675%	4,041
	11,000	—	7/25/41	3 month USD-LIBOR-BBA	3.9325%	2,928
	302,000	—	7/25/13	0.65625%	3 month USD-LIBOR-BBA	(737)
	213,000	—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(20,467)
	132,000	—	7/26/13	3 month USD-LIBOR-BBA	0.63%	252
	86,000	—	7/26/41	3 month USD-LIBOR-BBA	3.93625%	22,955
	177,000	—	7/28/13	3 month USD-LIBOR-BBA	0.61875%	294
	33,000	—	7/28/41	3.935%	3 month USD-LIBOR-BBA	(8,795)
	28,000	—	8/2/41	3.8725%	3 month USD-LIBOR-BBA	(7,080)
	34,000	—	8/2/41	3.81625%	3 month USD-LIBOR-BBA	(8,194)
	5,943	—	8/2/21	3 month USD-LIBOR-BBA	2.918%	473
	28,000	—	8/3/41	3.754%	3 month USD-LIBOR-BBA	(6,378)
	136,000	—	8/4/13	0.58875%	3 month USD-LIBOR-BBA	(130)
	38,000	—	8/4/41	3.718%	3 month USD-LIBOR-BBA	(8,363)
	28,000	—	8/4/41	3.711%	3 month USD-LIBOR-BBA	(6,121)
	40,000	—	8/4/41	3 month USD-LIBOR-BBA	3.6225%	7,997
	34,000	—	8/5/41	3.593%	3 month USD-LIBOR-BBA	(6,582)
	20,000	—	8/5/21	2.722%	3 month USD-LIBOR-BBA	(1,223)
	13,000	—	8/9/41	3.48375%	3 month USD-LIBOR-BBA	(2,213)
	17,000	—	8/9/41	3 month USD-LIBOR-BBA	3.54%	3,095
	28,000	—	8/10/41	3.435%	3 month USD-LIBOR-BBA	(4,476)
	107,500	—	8/15/41	3.365%	3 month USD-LIBOR-BBA	(15,551)
	132,700	—	8/16/21	3 month USD-LIBOR-BBA	2.47%	4,903
	90,000	—	8/24/16	1.235%	3 month USD-LIBOR-BBA	(113)
	70,000	—	8/24/21	3 month USD-LIBOR-BBA	2.2625%	1,200
	180,000	—	9/1/13	0.4975%	3 month USD-LIBOR-BBA	227
	85,000	—	9/1/20	2.225%	3 month USD-LIBOR-BBA	(1,829)
	20,000	—	9/1/41	3 month USD-LIBOR-BBA	3.195%	2,150
	40,000	—	9/13/13	3 month USD-LIBOR-BBA	0.52125%	(35)
	22,000	—	9/13/41	3.023%	3 month USD-LIBOR-BBA	(1,549)
	24,000	—	9/13/21	3 month USD-LIBOR-BBA	2.16625%	161
EUR	100,000	—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	150
KRW	172,000,000	—	9/19/16	3.395%	3 month KRW-CD-KSDA-BLOOMBERG	336
JPMorgan Chase Bank, N.A.
	$82,000	—	6/7/41	3 month USD-LIBOR-BBA	4.005%	23,488
	286,000	—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(315)
	64,000	(2,144)	9/8/41	3 month USD-LIBOR-BBA	4.0275%	15,921
	231,300	—	7/11/13	0.715%	3 month USD-LIBOR-BBA	(876)
	78,000	—	9/29/21	3 month USD-LIBOR-BBA	2.18%	524
	30,000	—	9/30/21	3 month USD-LIBOR-BBA	2.203%	263
	61,000	—	10/3/21	3 month USD-LIBOR-BBA	2.184%	410
	146,000	—	10/4/13	3 month USD-LIBOR-BBA	0.58%	6
	5,920	—	7/22/21	3 month USD-LIBOR-BBA	3.046%	546
	3,720	—	7/26/21	3 month USD-LIBOR-BBA	3.08%	354
	22,000	—	8/8/41	3.466%	3 month USD-LIBOR-BBA	(3,664)
	12,000	—	8/8/41	3.4275%	3 month USD-LIBOR-BBA	(1,901)
	10,000	—	8/9/41	3.485%	3 month USD-LIBOR-BBA	(1,705)
	21,000	—	8/10/21	3 month USD-LIBOR-BBA	2.577%	994
	203,000	—	8/19/13	0.4475%	3 month USD-LIBOR-BBA	419
	17,000	—	8/19/41	3.299%	3 month USD-LIBOR-BBA	(2,217)
	80,000	—	8/19/21	3 month USD-LIBOR-BBA	2.3675%	2,180
	18,000	—	8/23/41	3 month USD-LIBOR-BBA	3.088%	1,541
	342,000	—	8/23/13	3 month USD-LIBOR-BBA	0.485%	(470)
	29,000	—	8/23/21	3 month USD-LIBOR-BBA	2.243%	447
	165,300	—	8/31/13	3 month USD-LIBOR-BBA	0.5%	(194)
	28,000	—	9/2/13	0.486%	3 month USD-LIBOR-BBA	42
	3,000	—	9/2/41	3.187%	3 month USD-LIBOR-BBA	(317)
	69,000	—	9/2/21	3 month USD-LIBOR-BBA	2.35%	1,690
	16,000	—	9/14/13	3 month USD-LIBOR-BBA	0.535%	(10)
	151,000	—	9/14/21	3 month USD-LIBOR-BBA	2.124%	411
	236,000	—	9/14/21	2.1575%	3 month USD-LIBOR-BBA	(1,370)
	28,000	—	9/15/41	2.984%	3 month USD-LIBOR-BBA	(1,737)
	64,000	—	9/19/21	3 month USD-LIBOR-BBA	2.266%	986
	58,000	—	9/19/16	3 month USD-LIBOR-BBA	1.231%	(33)
CAD	30,000	—	9/21/21	3 month CAD-BA-CDOR	2.3911%	(62)
CAD	19,000	—	9/27/21	3 month CAD-BA-CDOR	2.415%	(7)

Total						$(33,659)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	2,535	$—	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of common stocks	$(7,357)
Barclays Bank PLC
	$75,837	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,045)
	118,263	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,481)
Citibank, N.A.
	290	—	9/26/12	(3 month USD-LIBOR-BBA)	Netflix Inc.	5,022
	41,496	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	572
baskets	4,147	—	7/30/12	(3 month USD-LIBOR-BBA)	A basket (CGPUTSB6) of common stocks	93,905
Credit Suisse International
	$1,048,919	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(1,251)
	23,610	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(325)
Deutsche Bank AG
	29,031	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	480
Goldman Sachs International
shares	1,992	—	5/2/12	(1 month USD-LIBOR-BBA)	iShares MSCI Emerging Markets Index	(12,940)
UBS, AG
	$1,148	—	5/24/12	3 month USD-LIBOR-BBA minus 0.35%	MSCI Daily Total Return Net USD Index	42,634
	4,880	—	5/24/12	(3 month USD-LIBOR-BBA plus 0.60%)	A basket (UBSEMBSK) of common stocks	(55,337)

Total						$61,877

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	Belgium Government International Bond, 3.8s, 6/4/12	—	$(5,118)	$250,000	6/20/16	(100 bp)	$11,413
	Deutsche Bank AG
	DJ CDX NA IG Series 17 Index	—	34,517	1,750,000	12/20/16	100 bp	(1,558)
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 17 Version 1 Index	—	99,375	1,000,000	12/20/16	500 bp	(21,708)

	Total						$(11,853)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
Key to holding's abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 2, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $9,384,657.
(b)	The aggregate identified cost on a tax basis is $10,091,509, resulting in gross unrealized appreciation and depreciation of $180,107 and $359,297, respectively, or net unrealized depreciation of $179,190.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $555 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,583,137 and $9,805,056, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $6,399,300 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, and to generate additional income for the portfolio.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 3,900,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 3,200,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $9,300,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to manage exposure to credit risk, to gain exposure to specific markets/countries, and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $2,200,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $13,900,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to hedge credit risk and market risk, and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $1,800,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $395,376 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $229,976.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$60,627	$—	$—
Capital goods	88,191	—	—
Communication services	76,700	—	—
Conglomerates	8,671	—	—
Consumer cyclicals	284,047	—	—
Consumer staples	233,878	—	—
Energy	224,674	—	—
Financials	266,412	—	—
Health care	225,216	—	—
Technology	386,890	—	—
Transportation	54,835	—	—
Utilities and power	83,009	—	—
Total common stocks	$1,993,150	$—	$—
Commodity linked notes	—	157,721	—
Investment Companies	60,093	—	—
Mortgage-backed securities	—	1,520,202	—
Purchased options outstanding	—	403,861	—
Short-term investments	778,081	4,999,211	—

Sums by level	$2,831,324	$7,080,995	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		13,494
Futures contracts	(3,848)
Written options		(550,284)
Interest rate swap contracts		(21,405)
Total return swap contracts		61,877
Credit default contracts		(140,627)

Totals by level	$(3,848)	$(636,945)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$16,531	$157,158
Foreign exchange contracts	175,084	161,590
Equity contracts	260,431	136,737
Interest rate contracts	764,492	997,985

Total	$1,216,538	$1,453,470

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 29, 2011